Loans (Components of Loans) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial and Industrial Loans and Leases			$ 335,373			$ 293,172
Commercial Real Estate Loans			488,496			452,071
Agricultural Loans			179,906			167,693
Home Equity Loans			74,437			77,070
Consumer Loans			41,103			47,409
Residential Mortgage Loans			88,586			86,134
Subtotal	1,245,705		1,207,901			1,123,549
Less: Unearned Income	(2,741)		(3,035)			(2,556)
Allowance for Loan Losses	(15,263)	(15,734)	(15,520)	(15,692)	(15,766)	(15,312)	(13,317)	(11,016)
Loans, Net	1,227,701		1,189,346			1,105,681
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial and Industrial Loans and Leases	346,375		335,373
Commercial Real Estate Loans	508,675		488,496
Agricultural Loans	175,958		179,906
Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Home Equity Loans	73,232		74,437
Consumer Loans	46,186		41,103
Residential Mortgage Loans	$ 95,279		$ 88,586